INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND
HANCOCK HORIZON GROWTH FUND
INVESTMENT OBJECTIVE
The Hancock Horizon Growth Fund (the "Growth Fund" or the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES - HANCOCK HORIZON GROWTH FUND	INSTITUTIONAL CLASS SHARES	INVESTOR CLASS SHARES	CLASS C SHARES
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	none	none	0.75%
Shareholder Servicing Fees	none	0.25%	0.25%
Other Operating Expenses	0.22%	0.22%	0.22%
Other Expenses	0.22%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.02%	1.27%	2.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES - HANCOCK HORIZON GROWTH FUND - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	104	325	563	1,248
INVESTOR CLASS SHARES	129	403	697	1,534
CLASS C SHARES	205	634	1,088	2,348

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks. The Fund may also invest in real estate investment trusts ("REITs"). The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate. Horizon Advisers (the "Adviser") employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

GROWTH STYLE RISK -- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

BEST QUARTER	WORST QUARTER
15.13%	(24.86)%
(03/31/2012)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was (2.99)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES - HANCOCK HORIZON GROWTH FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS SHARES	FUND RETURNS BEFORE TAXES	1.88%	12.21%	5.58%	5.47%	Jan. 31, 2001
INSTITUTIONAL CLASS SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	(0.52%)	9.95%	4.29%	4.60%	Jan. 31, 2001
INSTITUTIONAL CLASS SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.69%	9.44%	4.34%	4.40%	Jan. 31, 2001
INVESTOR CLASS SHARES	FUND RETURNS BEFORE TAXES	(3.64%)	10.75%	4.75%	4.84%	Jan. 31, 2001
CLASS C SHARES	FUND RETURNS BEFORE TAXES	0.88%	11.10%	4.53%	4.44%	Jan. 31, 2001
RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	5.67%	13.53%	8.53%	3.89%	Jan. 31, 2001
LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)	LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)	2.51%	11.12%	7.34%	4.36%	Jan. 31, 2001